LOANS AND PAYMENT PLAN RECEIVABLES, Purchase Credit Impaired ("PCI") Loans (Details) - TCSB Bancorp, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	$ 2,513	$ 0
Allowance for loan losses	0	0
Carrying amount, net of allowance for loan losses	2,513	0
Accretable yield of PCI loans, or income expected to be collected [Roll Forward]
Balance at beginning of period	0	0
New loans purchased	568	0
Accretion of income	(106)	0
Reclassification from (to) nonaccretable difference	0	0
Disposals/other adjustments	0	0
Balance at end of period	462	0
PCI loans contractually required payments would not be collected [Abstract]
Contractually required payments	4,213
Non accretable difference	(742)
Cash flows expected to be collected at acquisition	3,471
Accretable yield	(568)
Fair value of acquired loans at acquisition	2,903
Commercial [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	1,609	0
Mortgage [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	555	0
Installment [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Total carrying amount	$ 349	$ 0